ETF Managers Trust
30 Maple Street, 2nd Floor
Summit, New Jersey 07901

January 31, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:          ETF Managers Trust (the “Trust”)
File Nos.: 333-182274 and 811-22310

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, ETFMG Prime Mobile Payments ETF, ETFMG Prime Cyber Security ETF, ETFMG Prime Junior Silver ETF, ETFMG Drone Economy Strategy ETF, ETFMG Video Game Tech ETF, BlueStar TA-BIGITech™ Israel Technology ETF, Etho Climate Leadership U.S. ETF, and Spirited Funds/ETFMG Whiskey & Spirits ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 83 to the Trust’s Registration Statement on Form N‑1A, filed on January 26, 2018.

If you have any additional questions or require further information, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael Barolsky
Michael Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for the Trust